SHORT-TERM INVESTMENTS (SHORT-TERM INVESTMENTS)	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

8.                                      SHORT-TERM INVESTMENTS

As of December 31, 2011 and 2012, the Group’s short term investments consisted of held-to-maturity securities issued by banks at amortized cost of $7,944 and $26,126, respectively. The carrying amounts of the held-to-maturity securities approximate their fair values due to their short-term nature. Income of $214, $593 and $2,074 from held-to-maturity securities were recognized in interest income in the consolidated statement of operations for the years ended December 31, 2010, 2011 and 2012, respectively.